Summary of Significant Accounting Policies (Details 4)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
2012	39.00%	39.00%	41.00%	45.00%
Customer B [Member]
2012	10.00%	13.00%	14.00%	7.00%
Customer C [Member]
2012			0.00%	15.00%